UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Wooster Capital Management, LP
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Address:    650 Madison Ave, Floor 17
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            New York, NY 10022
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Form 13F File Number:      028-11124
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David Steinhardt
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Title:       Managing Partner
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Phone:       212-610-2101
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Signature, Place, and Date of Signing:

       /s/ David Steinhardt                 New York, NY           11/13/09
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


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        19
                                               -------------

Form 13F Information Table Value Total:        37,043
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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

          NAME OF                TITLE                  VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER
          ISSUER                OF CLASS      CUSIP   (X $1000) PRN AMT PRN CALL DISCRETION MANAGERS  SOLE     SHARED  NONE

CBS CORP NEW                      CL B      124857202   1,808   150,000 SH          SOLE             150,000
CAL DIVE INTL INC DEL             COM       12802T101   3,956   400,000 SH          SOLE             400,000
CEPHALON INC                      COM       156708109   1,747   30,000  SH          SOLE             30,000
CYPRESS SEMICONDUCTOR CORP        COM       232806109   1,033   100,000 SH          SOLE             100,000
GAYLORD ENTMT CO NEW              COM       367905106   2,017   100,360 SH          SOLE             100,360
IMMUCOR INC                       COM       452526106    885    50,000  SH          SOLE             50,000
INTERPUBLIC GROUP COS INC         COM       460690100   1,504   200,000 SH          SOLE             200,000
KRAFT FOODS INC                   CL A      50075N104   2,627   100,000 SH          SOLE             100,000
KROGER CO                         COM       501044101   2,064   100,000 SH          SOLE             100,000
MGM MIRAGE                        PUT       552953951    145     1,000  SH   PUT    SOLE              1,000
MARKET VECTORS ETF TR        GOLD MINER ETF 57060U100   2,265   50,000  SH          SOLE             50,000
MICRON TECHNOLOGY INC             COM       595112103   2,460   300,000 SH          SOLE             300,000
MOTOROLA INC                      COM       620076109   2,577   300,000 SH          SOLE             300,000
NATIONAL SEMICONDUCTOR CORP       COM       637640103   2,141   150,000 SH          SOLE             150,000
QWEST COMMUNICATIONS INTL IN      COM       749121109    762    200,000 SH          SOLE             200,000
SUN LIFE FINL INC                 COM       866796105   3,124   100,000 SH          SOLE             100,000
VERTEX PHARMACEUTICALS INC        COM       92532F100    948    25,000  SH          SOLE             25,000
YAMANA GOLD INC                   COM       98462Y100   2,142   200,000 SH          SOLE             200,000
